Changes in the allowance for doubtful accounts of finance lease receivables (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in the allowance for doubtful accounts of finance lease receivables [Abstract]
Beginning balance	₩ 862	₩ 1,133
Bad debt expense	128	0
Reversal of allowance for doubtful accounts	0	(271)
Ending balance	₩ 990	₩ 862